Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 44.9%
40,193	BNY Mellon High Yield Beta ETF	$1,877,483	4.0
9,180	iShares 20+ Year Treasury Bond ETF	933,698	2.0
9,252	iShares Core S&P Small-Cap ETF	947,312	2.0
46,613	iShares Core U.S. Aggregate Bond ETF	4,535,911	9.7
72,937	Schwab U.S. TIPS ETF	3,801,476	8.2
23,487	Vanguard Emerging Markets ETF	925,858	2.0
32,089	Vanguard FTSE Developed Markets ETF	1,417,371	3.0
5,466	Vanguard Mid-Cap ETF	1,170,161	2.5
70,343	Vanguard Short-Term Bond ETF	5,287,684	11.5

	Total Exchange-Traded Funds
	(Cost $21,750,288)	20,896,954	44.9

MUTUAL FUNDS: 55.1%
	Affiliated Investment Companies: 35.5%
192,123	Voya Global Bond Fund - Class R6	1,392,888	3.0
1,601,319	Voya Intermediate Bond Fund - Class R6	13,755,329	29.6
46,752	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	439,933	0.9
108,337	Voya Multi-Manager International Factors Fund - Class I	912,195	2.0
		16,500,345	35.5

	Unaffiliated Investment Companies: 19.6%
210,639	TIAA-CREF S&P 500 Index Fund - Institutional Class	9,143,831	19.6

	Total Mutual Funds
	(Cost $25,892,629)	25,644,176	55.1

	Total Investments in Securities (Cost $47,642,917)	$46,541,130	100.0
	Assets in Excess of Other Liabilities	5,738	0.0
	Net Assets	$46,546,868	100.0

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$20,896,954	$–	$–	$20,896,954
Mutual Funds	25,644,176	–	–	25,644,176
Total Investments, at fair value	$46,541,130	$–	$–	$46,541,130

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class P3	$1,335,600	$357,962	$(1,917,568)	$224,006	$-	$41,165	$(311,736)	$-
Voya Global Bond Fund - Class R6	-	1,472,403	(48,685)	(30,830)	1,392,888	7,375	203	-
Voya High Yield Bond Fund - Class P3	897,092	259,100	(1,244,310)	88,118	-	42,519	(131,876)	12,761
Voya Intermediate Bond Fund - Class P3	15,127,201	5,608,292	(22,249,167)	1,513,674	-	322,864	(2,320,041)	-
Voya Intermediate Bond Fund - Class R6	-	15,444,128	(1,490,786)	(198,013)	13,755,329	60,730	(2,806)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	905,981	254,505	(936,873)	216,320	439,933	18,491	(332,654)	-
Voya Multi-Manager International Factors Fund - Class I	-	986,684	(84,322)	9,833	912,195	-	2,248	-
Voya Multi-Manager International Factors Fund - Class P3	887,721	648,950	(1,576,686)	40,015	-	31,979	(92,559)	-
Voya Short Term Bond Fund - Class P3	5,806,945	1,791,648	(7,784,071)	185,478	-	70,091	(442,387)	-
Voya Short Term Bond Fund - Class R6	-	1,601,365	(1,601,365)	-	-	1,694	(10,893)	-
	$24,960,540	$28,425,037	$(38,933,833)	$2,048,601	$16,500,345	$596,908	$(3,642,501)	$12,761

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $48,599,064.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$169,557
Gross Unrealized Depreciation	(2,227,491)

Net Unrealized Depreciation	$(2,057,934)